Other Receivables, Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other Receivables, Prepayments and Other Current Assets
25	OTHER RECEIVABLES, PREPAYMENTS AND OTHER CURRENT ASSETS

Other receivables are expected to be recovered within one year. They primarily include interest receivable from banks, utilities deposits and rental deposits etc., short-term loans granted to China Tower of RMB11,000 million (2017: RMB8,050 million) and other short-term loans granted to banks and other financial institutions as well as short-term debt investments purchased of RMB13,260 million (2017: RMB5,600 million) through China Mobile Finance. The interest rates of short-term loans are mutually agreed among the parties with reference to the market interest rates.

Prepayments and other current assets primarily consist of rental prepayments, maintenance prepayments, input VAT to be deducted.

As of December 31, 2017 and 2018, there were no significant overdue amounts for other receivables.